RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Notional amount	$ 25,700		$ 26,000
Fair value	$ 25,800		$ 25,700
US$ denominated
Derivative [Line Items]
Notional amount		$ 18,700		$ 18,000
Fair value		$ 18,800		$ 17,800